UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tang Capital Management, LLC
Address: 4747 Executive Drive, Suite 510, San Diego, CA 92121


Form 13F File Number: 28-14822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin C. Tang
Title: Managing Director of Tang Capital Management, LLC
Phone: 858-200-3830

Signature, Place, and Date of Signing:

 /s/ Kevin C. Tang               San Diego, CA              August 14, 2012
-----------------------    ------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                                                FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              1

FORM 13F INFORMATION TABLE ENTRY TOTAL:        30

FORM 13F INFORMATION TABLE VALUE TOTAL:    479,109
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1        Kevin C. Tang          28-14818

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                                                  FORM 13F INFORMATION TABLE

                                                              VALUE     SHARES/   SH/  PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DSCRETN MANAGERS  SOLE  SHARED     NONE
ALEXZA PHARMACEUTICALS INC     COM                  015384209   1,712     403,840 SH        SOLE            403,840       0      0
AMLYIN PHARMACUETICALS INC     COM                  032346108  56,129   1,990,400 SH        SOLE          1,990,400       0      0
BIOMARIN PHARMACEUTICALS INC   NOTE 2.500% 3/29/13  09061GAC5   7,213   3,000,000 PRN       SOLE          3,000,000       0      0
BIOSANTE PHARMACEUTICALS INC   COM                  09065V302     313     122,550 SH        SOLE            122,550       0      0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%       23254L207     695     277,993 SH        SOLE            277,993       0      0
DENDREON CORP                  COM                  24823Q107     589      79,600 SH        SHARED-
                                                                                            DEFINED  1            0  79,600      0
DENDREON CORP                  NOTE 4.750% 6/15/14  24823QAB3   4,310   4,000,000 PRN       SOLE          4,000,000       0      0
DENDREON CORP                  NOTE 2.875% 1/15/16  24823QAC1  18,348  26,515,000 PRN       SOLE         26,515,000       0      0
DEPOMED INC                    COM                  249908104  15,487   2,721,706 SH        SOLE          2,721,706       0      0
ENDOCYTE INC                   COM                  29269A102   3,829     465,763 SH        SOLE            465,763       0      0
GALECTIN THERAPEUTICS INC      W EXP 3/28/17        363225111      21      50,526 SH        SOLE             50,526       0      0
HORIZON PHARMA INC             COM                  44047T109      43       6,084 SH        SOLE              6,084       0      0
HUMAN GENOME SCIENCES INC      COM                  444903108  37,811   2,879,750 SH        SOLE          2,879,750       0      0
INTERMUNE INC                  NOTE 2.500% 9/15/18  45884XAE3  13,099  17,000,000 PRN       SOLE         17,000,000       0      0
ISIS PHARMACEUTICALS INC       NOTE 2.625% 2/15/27  464337AE4   7,717   7,587,000 PRN       SOLE          7,587,000       0      0
MANNKIND CORP                  COM                  56400P201   6,667   2,911,227 SH        SOLE          2,911,227       0      0
MANNKIND CORP                  NOTE 3.750% 12/15/13 56400PAA0  21,784  41,494,000 PRN       SOLE         41,494,000       0      0
NAVIDEA BIOPHARMACEUTICALS INC COM                  63937X103   3,424     920,481 SH        SOLE            920,481       0      0
NEKTAR THERAPEUTICS INC        NOTE 3.250% 9/28/12  640268AH1  79,173  78,907,000 PRN       SOLE         78,907,000       0      0
NEUROCRINE BIOSCIENCES INC     COM                  64125C109   3,158     400,000 SH        SOLE            400,000       0      0
ONCOGENEX PHARMACEUTICALS INC  COM                  68230A106  11,197     833,100 SH        SOLE            833,100       0      0
ONCOTHYREON INC                COM                  682324108   4,680   1,000,000 SH        SOLE          1,000,000       0      0
PDL BIOPHARMA INC              NOTE 2.875% 2/15/15  69329YAA2  43,140  37,474,000 PRN       SOLE         37,474,000       0      0
SALIX PHARMACEUTICALS INC      COM                  795435106  16,332     300,000 SH        SOLE            300,000       0      0
SAVIENT PHARMACEUTICALS INC    COM                  80517Q100     517     958,098 SH        SOLE            958,098       0      0
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/1/18   80517QAA8  10,419  38,950,000 PRN       SOLE         38,950,000       0      0
SAVIENT PHARMACEUTICALS INC    PUT                  80517Q950   5,942      38,460 SH        SOLE             38,460       0      0
SPECTRUM PHARMACEUTICALS INC   COM                  84763A108  87,305   5,610,867 SH        SOLE          5,610,867       0      0
TRANSCEPT PHARMACEUTICALS INC  COM                  89354M106   7,494   1,208,720 SH        SOLE          1,208,720       0      0
VANDA PHARMACEUTICALS INC      COM                  921659108  10,561   2,400,252 SH        SOLE          2,400,252       0      0
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